World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2014

Dates Covered
Collections Period	12/01/14 - 12/31/14
Interest Accrual Period	12/15/14 - 01/14/15
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/14	411,239,325.16	27,786
Yield Supplement Overcollateralization Amount at 11/30/14	5,284,552.18	0
Receivables Balance at 11/30/14	416,523,877.34	27,786
Principal Payments	19,288,175.50	1,245
Defaulted Receivables	666,536.02	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/14	4,905,957.53	0
Pool Balance at 12/31/14	391,663,208.29	26,505

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	42.16%

Prepayment ABS Speed	1.54%

Overcollateralization Target Amount	17,624,844.37
Actual Overcollateralization	17,624,844.37

Weighted Average APR	3.43%
Weighted Average APR, Yield Adjusted	4.29%
Weighted Average Remaining Term	43.11

Delinquent Receivables:
Past Due 31-60 days	6,650,777.25	509
Past Due 61-90 days	2,041,708.06	136
Past Due 91 + days	447,736.96	26
Total	9,140,222.27	671

Total 31+ Delinquent as % Ending Pool Balance	2.33%

Recoveries	501,769.94

Aggregate Net Losses/(Gains) - December 2014	164,766.08
Current Net Loss Ratio (Annualized)	0.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Flow of Funds	$ Amount

Collections	20,951,334.79
Advances	(3,232.89)
Investment Earnings on Cash Accounts	966.07
Servicing Fee	(347,103.23)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	20,601,964.74

Distributions of Available Funds
(1) Class A Interest	215,995.73
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	1,070,347.24
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	17,624,844.37
(7) Distribution to Certificateholders	1,672,926.22
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	20,601,964.74

Servicing Fee	347,103.23
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 12/15/14	392,733,555.53
Principal Paid	18,695,191.61
Note Balance @ 01/15/15	374,038,363.92

Class A-1
Note Balance @ 12/15/14	0.00
Principal Paid	0.00
Note Balance @ 01/15/15	0.00
Note Factor @ 01/15/15	0.0000000%

Class A-2
Note Balance @ 12/15/14	8,842,555.53
Principal Paid	8,842,555.53
Note Balance @ 01/15/15	0.00
Note Factor @ 01/15/15	0.0000000%

Class A-3
Note Balance @ 12/15/14	270,000,000.00
Principal Paid	9,852,636.08
Note Balance @ 01/15/15	260,147,363.92
Note Factor @ 01/15/15	96.3508755%

Class A-4
Note Balance @ 12/15/14	94,934,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	94,934,000.00
Note Factor @ 01/15/15	100.0000000%

Class B
Note Balance @ 12/15/14	18,957,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	18,957,000.00
Note Factor @ 01/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	233,846.91
Total Principal Paid	18,695,191.61
Total Paid	18,929,038.52

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	3,168.58
Principal Paid	8,842,555.53
Total Paid to A-2 Holders	8,845,724.11

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	9,852,636.08
Total Paid to A-3 Holders	9,996,636.08

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2587114
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.6830156
Total Distribution Amount	20.9417270

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0115221
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	32.1547474
Total A-2 Distribution Amount	32.1662695

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.4912447
Total A-3 Distribution Amount	37.0245780

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	57.25
Noteholders' Principal Distributable Amount	942.75

Account Balances	$ Amount

Advances
Balance as of 11/30/14	83,118.58
Balance as of 12/31/14	79,885.69
Change	(3,232.89)

Reserve Account
Balance as of 12/15/14	2,311,742.39
Investment Earnings	112.66
Investment Earnings Paid	(112.66)
Deposit/(Withdrawal)	-
Balance as of 01/15/15	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39